EQUITIES	FIXED INCOME	REAL ESTATE	LIQUIDITY	ALTERNATIVES	BLACKROCK SOLUTIONS

BlackRock FundsSM BlackRock U.S. Opportunities Portfolio Investor and Institutional Shares SUMMARY PROSPECTUS | JANUARY 29, 2010

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

Class	BlackRock U.S. Opportunities Portfolio Ticker Symbol

Investor A Shares	BMEAX

Investor B Shares	BRMBX

Investor C Shares	BMECX

Institutional Shares	BMCIX

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund, including the Fund’s statement of additional information and shareholder report, online at http://www.blackrock.com/prospectus. You can also get this information at no cost by calling (800) 441-7762 or by sending an e-mail request to prospectus.request@blackrock.com, or from your financial professional. The Fund’s prospectus and statement of additional information, both dated January 29, 2010, are incorporated by reference into this Summary Prospectus.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Summary Prospectus

Key Facts About BlackRock U.S. Opportunities Portfolio

Investment Objective

The investment objective of BlackRock U.S. Opportunities Portfolio (“U.S. Opportunities” or the “Fund”), one portfolio of BlackRock FundsSM (the “Trust”), is to provide long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of U.S. Opportunities. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock Advisors, LLC (“BlackRock”). More information about these and other discounts is available from your financial professional and in the “Details about the Share Classes” section on page 46 of the Fund’s prospectus and in the “Purchase of Shares” section on page II-56 of the Fund’s statement of additional information.

Shareholder Fees	Investor A	Investor B	Investor C	Institutional
(fees paid directly from your investment)	Shares	Shares	Shares	Shares

Maximum Sales Charge (Load) Imposed on Purchases
(as percentage of offering price)	5.25%	None	None	None

Maximum Deferred Sales Charge (Load) (as percentage of
offering price or redemption proceeds, whichever is lower)	None [1]	4.50%[2]	1.00%[3]	None

Redemption Fee (as a percentage of amount
redeemed or exchanged within 30 days)	2.00%	2.00%	2.00%	2.00%

Annual Fund Operating Expenses
(expenses that you pay each year as a	Investor A	Investor B	Investor C	Institutional
percentage of the value of your investment)	Shares	Shares	Shares	Shares

Management Fee	1.09%	1.09%	1.09%	1.09%

Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	None

Other Expenses	0.42%	0.50%	0.43%	0.31%

Acquired Fund Fees and Expenses[4]	0.02%	0.02%	0.02%	0.02%

Total Annual Fund Operating Expenses[4]	1.78%	2.61%	2.54%	1.42%

Fee Waivers and/or Expense Reimbursements[5]	(0.11)%	(0.27)%	(0.20)%	(0.37)%

Total Annual Fund Operating Expenses After
Fee Waivers and/or Expense Reimbursements[5]	1.67%	2.34%	2.34%	1.05%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no Initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[2]	The CDSC is 4.50% if shares are redeemed in less than one year. The CDSC for Investor B Shares decreases for redemptions made in subsequent years. After six years there is no CDSC on Investor B Shares. (See the section “Details about the Share Classes — Investor B Shares” for the complete schedule of CDSCs.)

[3]	There is no CDSC on Investor C Shares after one year.

[4]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report which does not include the Acquired Fund Fees and Expenses.

[5]	As described in the “Management of Funds” section of the Fund’s prospectus on pages 62-69, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Interest Expense, Acquired Fund fees and Expenses and certain other Fund expenses) to 1.65% (for Investor A Shares), 2.32% (for Investor B and Investor C Shares) and 1.03% (for Institutional Shares) of average daily net assets until February 1, 2011. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

2

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Investor A Shares	$686	$1,046	$1,429	$2,501

Investor B Shares	$687	$1,136	$1,561	$2,722

Investor C Shares	$337	$ 772	$1,333	$2,860

Institutional Shares	$107	$ 413	$ 741	$1,670

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years

Investor B Shares	$237	$786	$1,361	$2,722

Investor C Shares	$237	$772	$1,333	$2,860

Portfolio Turnover:

U.S. Opportunities pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 166% of the average value of its portfolio.

Principal Investment Strategies of the Fund

Under normal market conditions, U.S. Opportunities invests at least 80% of its net assets in equity securities issued by U.S. emerging capitalization companies with relatively attractive earnings growth potential and valuation. Although a universal definition of emerging capitalization companies does not exist, the Fund generally defines these companies, at the time of the Fund’s investment, as those with market capitalizations equal to those within the universe of Russell Midcap® Index stocks (between approximately $617.3 million and $13.0 billion as of June 30, 2009, the most recent rebalance date). In the future, the Fund may define emerging capitalization companies using a different index or classification system.

The Fund primarily buys common stock but can also invest in preferred stock and convertible securities. From time to time the Fund may invest in shares of companies through initial public offerings (“IPOs”).

The Fund may, when consistent with the Fund’s investment goal, buy or sell options or futures on a security or an index of securities (collectively, commonly known as derivatives). The primary purpose of using derivatives is to attempt to reduce risk to the Fund as a whole (hedge), but they may also be used to maintain liquidity and commit cash pending investment. The Fund also may, but under market conditions generally does not intend to, use derivatives for speculation to increase returns.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in U.S. Opportunities, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the Fund.

  Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

3

  Derivatives Risk — The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

  Equity Securities Risk — Stock markets are volatile. The price of the equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

  Investment Style Risk — Under certain market conditions, growth investments have performed better during the later stages of economic expansion. Therefore, this investment style may over time go in and out of favor. At times when the investment style used by the Fund is out of favor, the Fund may underperform other equity funds that use different investment styles.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mid-Cap Securities Risk — The securities of mid-cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.

  “New Issues” Risk — “New Issues” are initial public offerings of U.S. equity securities. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the initial public offering.

  Small Cap and Emerging Growth Securities Risk — Small cap or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a more limited management group than larger capitalized companies.

4

Performance Information

The information shows you how U.S. Opportunities’ performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the average annual total returns of each class of the Fund’s shares with those of the Standard & Poor’s (“S&P”) U.S. MidSmall Cap Index and the Russell Midcap® Index. Effective January 1, 2010, the Fund uses the Russell Midcap® Index as its benchmark rather than the S&P U.S. MidSmall Cap Index because Fund management believes it is more representative of the industry standard benchmark for funds with similar strategies. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s results can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.

Investor A Shares
ANNUAL TOTAL RETURNS
BlackRock U.S. Opportunities Portfolio
As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 31.76% (quarter ended March 31, 2000) and the lowest return for a quarter was –25.58% (quarter ended September 30, 2001).

As of 12/31/09
Average Annual Total Returns	1 Year	5 Years	10 Years

BlackRock U.S. Opportunities Portfolio — Investor A
Return Before Taxes	28.48%	6.30%	1.22%
Return After Taxes on Distributions	28.48%	6.30%	0.04%
Return After Taxes on Distributions and Sale of Shares	18.51%	5.45%	0.27%

BlackRock U.S. Opportunities Portfolio — Investor B
Return Before Taxes	30.10%	6.37%	1.17%

BlackRock U.S. Opportunities Portfolio — Investor C
Return Before Taxes	33.57%	6.68%	1.01%

BlackRock U.S Opportunities Portfolio — Institutional
Return Before Taxes	36.29%	7.96%	2.24%

S&P U.S. MidSmall Cap Index
(Reflects no deduction for fees, expenses or taxes)	37.33%	1.76%	4.96%

Russell Midcap® Index
(Reflects no deduction for fees, expenses or taxes)	40.48%	2.43%	4.98%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Investor B, Investor C and Institutional Shares will vary.

5

Investment Manager

U.S. Opportunities’ investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Portfolio Managers

	Portfolio Manager
Name	of the Fund Since	Title

Thomas Callan, CFA	2002	Managing Director of BlackRock, Inc.

Jean Rosenbaum, CFA	2002	Managing Director of BlackRock, Inc.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund each day the New York Stock Exchange (the “NYSE” or “Exchange”) is open. To purchase or sell shares you should contact your financial intermediary or financial professional, or, if you hold your shares through the Fund, you should contact the Fund by phone at (800) 441-7762, by mail (c/o BlackRock Funds, P.O. Box 9819, Providence, Rhode Island 02940-8019), or by the Internet at www.blackrock.com/funds. The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases:

	Investor A and Investor C Shares	Investor B Shares	Institutional Shares

Minimum	$1,000 for all accounts	Available only through	$2 million for institutions
Initial	except:	exchanges and dividend	and individuals.
Investment	•$250 for certain fee-	reinvestments by current	Institutional Shares are
	based programs.	holders and for purchase	available to clients of
	•100 for retirement plans.	by certain qualified	registered investment
	•$50, if establishing	employee benefit plans.	advisors who have
	Automatic Investment		$250,000 invested in
	Plan (“AIP”).		the Fund.

Minimum	$50 for all accounts except	N/A	No subsequent minimum
Additional	certain retirement plans
Investment	and programs may have a
lower minimum

Tax Information

The Fund’s dividends and distributions may be subject to Federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to Federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

* * *

The Fund’s prospectus and statement of additional information, both dated January 29, 2010, are incorporated by reference into this Summary Prospectus.

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INVESTMENT COMPANY ACT FILE # 811-05742 © BlackRock Advisors, LLC SPRO-USO-0110

EQUITIES	FIXED INCOME	REAL ESTATE	LIQUIDITY	ALTERNATIVES	BLACKROCK SOLUTIONS

BlackRock FundsSM BlackRock U.S. Opportunities Portfolio Service Shares SUMMARY PROSPECTUS | JANUARY 29, 2010

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

Class	BlackRock U.S. Opportunities Portfolio Ticker Symbol

Service Shares	BMCSX

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund, including the Fund’s statement of additional information and shareholder report, online at http://www.blackrock.com/prospectus. You can also get this information at no cost by calling (800) 441-7762 or by sending an e-mail request to prospectus.request@blackrock.com, or from your financial professional. The Fund’s prospectus and statement of additional information, both dated January 29, 2010, are incorporated by reference into this Summary Prospectus.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Summary Prospectus

Key Facts About BlackRock U.S. Opportunities Portfolio

Investment Objective

The investment objective of BlackRock U.S. Opportunities Portfolio (“U.S. Opportunities” or the “Fund”), one portfolio of BlackRock FundsSM (the “Trust”), is to provide long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Services Shares of U.S. Opportunities.

Shareholder Fees
(fees paid directly from your investment)	Service Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption
proceeds, whichever is lower)	None

Redemption Fee (as a percentage of amount redeemed or exchanged within 30 days)	2.00%

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)	Service Shares

Management Fee	1.09%

Distribution and/or Service (12b-1) Fees	0.25%

Other Expenses	0.37%

Acquired Fund Fees and Expenses[1]	0.02%

Total Annual Fund Operating Expenses[1]	1,73%

Fee Waivers and/or Expense Reimbursements[2]	(0.06)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2]	1.67%

[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report which does not include the Acquired Fund Fees and Expenses.

[2]	As described in the “Management of the Funds” section of the Fund’s prospectus on pages 40-46, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.65% of average daily net assets until February 1, 2011. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Service Shares	$170	$539	$933	$2,036

Portfolio Turnover:

U.S. Opportunities pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 166% of the average value of its portfolio.

2

Principal Investment Strategies of the Fund

Under normal market conditions, U.S. Opportunities invests at least 80% of its net assets in equity securities issued by U.S. emerging capitalization companies with relatively attractive earnings growth potential and valuation. Although a universal definition of emerging capitalization companies does not exist, the Fund generally defines these companies, at the time of the Fund’s investment, as those with market capitalizations equal to those within the universe of Russell Midcap® Index stocks (between approximately $617.3 million and $13.0 billion as of June 30, 2009, the most recent rebalance date). In the future, the Fund may define emerging capitalization companies using a different index or classification system.

The Fund primarily buys common stock but can also invest in preferred stock and convertible securities. From time to time the Fund may invest in shares of companies through initial public offerings (“IPOs”).

The Fund may, when consistent with the Fund’s investment goal, buy or sell options or futures on a security or an index of securities (collectively, commonly known as derivatives). The primary purpose of using derivatives is to attempt to reduce risk to the Fund as a whole (hedge), but they may also be used to maintain liquidity and commit cash pending investment. The Fund also may, but under market conditions generally does not intend to, use derivatives for speculation to increase returns.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in the U.S. Opportunities, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the Fund.

  Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

  Derivatives Risk — The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

  Equity Securities Risk — Stock markets are volatile. The price of the equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

  Investment Style Risk — Under certain market conditions, growth investments have performed better during the later stages of economic expansion. Therefore, this investment style may over time go in and out of favor. At times when the investment style used by a Fund is out of favor, the Fund may underperform other equity funds that use different investment styles.
  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mid-Cap Securities Risk — The securities of mid-cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.

  “New Issues” Risk — “New Issues” are initial public offerings of U.S. equity securities. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the initial public offering.

  Small Cap and Emerging Growth Securities Risk — Small cap or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a more limited management group than larger capitalized companies.

3

Performance Information

The information shows you how U.S. Opportunities’ performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to those of the Standard & Poor’s (“S&P”) U.S. MidSmall Cap Index and the Russell Midcap® Index. Effective January 1, 2010, the Fund uses the Russell Midcap® Index as its benchmark rather than the S&P U.S. MidSmall Cap Index because Fund management believes it is more representative of the industry standard benchmark for funds with similar strategies. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s results can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.

Service Shares
ANNUAL TOTAL RETURNS
BlackRock U.S. Opportunities Portfolio
As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 31.81% (quarter ended March 31, 2000) and the lowest return for a quarter was –25.59% (quarter ended September 30, 2001).

As of 12/31/09
Average Annual Total Returns	1 Year	5 Years	10 Years

BlackRock U.S. Opportunities Portfolio — Service
Return Before Taxes	35.63%	7.51%	1.86%
Return After Taxes on Distributions	35.63%	7.51%	0.66%
Return After Taxes on Distributions and Sale of Shares	3.83%	6.51%	0.81%

S&P U.S. MidSmall Cap Index
(Reflects no deduction for fees, expenses or taxes)	37.33%	1.76%	4.96%

Russell Midcap® Index
(Reflects no deduction for fees, expenses or taxes)	40.48%	2.43%	4.98%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

4

Investment Manager

U.S. Opportunities’ investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Portfolio Managers

	Portfolio Manager
Name	of the Fund Since	Title

Thomas Callan, CFA	2002	Managing Director of BlackRock, Inc.

Jean Rosenbaum, CFA	2002	Managing Director of BlackRock, Inc.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund each day the New York Stock Exchange (the “NYSE” or “Exchange”) is open. You should contact your financial intermediary or financial professional, or, if you hold your shares through the Fund, you should contact the Fund by phone at (800) 537-4942, by mail (c/o BlackRock Funds, P.O. Box 9819, Providence, Rhode Island 02940-8019), or by the Internet at www.blackrock.com/funds. The Fund’s initial and subsequent investment minimums for Service Shares generally are as follows, although the Fund may reduce or waive the minimums in some cases:

Service Shares

Minimum Initial Investment	$5,000

Minimum Additional Investment	No subsequent minimum.

Tax Information

The Fund’s dividends and distributions may be subject to Federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to Federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

* * *

The Fund’s prospectus and statement of additional information, both dated January 29, 2010, are incorporated by reference into this Summary Prospectus.

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INVESTMENT COMPANY ACT FILE # 811-05742 © BlackRock Advisors, LLC SPRO-USO-SVC-0110